Current Taxes and Deferred Taxes - Schedule of Deferred Taxes (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Deferred tax assets	$ 208,657	$ 178,686
Deferred tax liabilities	(263)	(471)
Net by geographic area	208,394	178,215
Chile [member]
Disclosure of geographical areas [line items]
Deferred tax assets	182,657	130,883
Net by geographic area	182,657	130,883
United States [member]
Disclosure of geographical areas [line items]
Deferred tax assets	18,527	20,311
Net by geographic area	18,527	20,311
Colombia [member]
Disclosure of geographical areas [line items]
Deferred tax assets	7,473	27,492
Deferred tax liabilities	(263)	(471)
Net by geographic area	$ 7,210	$ 27,021